Other operating income and expenses (Tables)	9 Months Ended
Sep. 30, 2020
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the nine-month periods ended September 30, 2020, and 2019:

Other Operating income	For the nine-month period ended September 30,
	2020	2019
	($ in thousands)
Grants (Note 16)	44,256	44,366
Income from various services and insurance proceeds	31,646	29,334
Total	75,902	73,700

Other operating expenses
Other Operating expenses	For the nine-month period ended September 30,
	2020	2019
	($ in thousands)
Raw materials and consumables used	(4,919)	(7,893)
Leases and fees	(2,388)	(1,501)
Operation and maintenance	(77,133)	(94,573)
Independent professional services	(28,509)	(28,934)
Supplies	(20,433)	(18,929)
Insurance	(27,990)	(18,192)
Levies and duties	(30,523)	(25,830)
Other expenses	(5,740)	(4,730)
Total	(197,635)	(200,582)